Fees Summary	Jun. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,353,860
Previously Paid Amount	0
Total Fee Amount	13,220.78
Total Offset Amount	0
Net Fee	$ 13,220.78